SUBSEQUENT EVENTS (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
	Apr. 02, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Transfers from (to) Parent		$ 2,023	$ 708	$ (361)	$ 947	$ 2,157
Cash, cash equivalents, and restricted cash		$ 3,255	$ 2,073	$ 1,551	$ 2,067	$ 1,800	$ 2,671
Subsequent event
Subsequent Event [Line Items]
Transfers from (to) Parent	$ 515
Transfer from parent, restricted	325
Cash, cash equivalents, and restricted cash	$ 4,200
Subsequent event, date				Feb. 15, 2024
Subsequent event | Transition Services Agreement
Subsequent Event [Line Items]
Period following distribution date	2 years
Subsequent event | Tax Matters Agreement
Subsequent Event [Line Items]
Period following distribution date	2 years
Subsequent event | Framework Investment Agreement
Subsequent Event [Line Items]
Period following distribution date	2 years
Line of credit | Senior unsecured revolving credit facility | Subsequent event
Subsequent Event [Line Items]
Debt term	5 years
Maximum borrowing capacity	$ 3,000
Line of credit | Trade finance facility | Subsequent event
Subsequent Event [Line Items]
Debt term	5 years
Maximum borrowing capacity	$ 3,000